Condensed Financial Statements of Unity Bancorp, Inc. (Parent Company Only) (Condensed Balance Sheets) (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Condensed Financial Statements, Captions [Line Items]
Cash and cash equivalents	$ 88,157	$ 129,821	$ 99,404
Securities available for sale	52,865	60,073
Other assets	3,063	3,291
Total assets	1,084,866	1,008,788
Other liabilities	3,977	3,385
Subordinated debentures	15,465	15,465
Shareholders' equity	78,470	70,123	$ 57,173
Total liabilities and shareholders' equity	1,084,866	1,008,788
Parent Company Only [Member]
Condensed Financial Statements, Captions [Line Items]
Cash and cash equivalents	466	198
Securities available for sale	216	198
Capital note due from Bank	8,500	8,500
Investment in subsidiaries	84,336	76,323
Other assets	448	446
Total assets	93,966	85,665
Other liabilities	31	77
Subordinated debentures	15,465	15,465
Shareholders' equity	78,470	70,123
Total liabilities and shareholders' equity	$ 93,966	$ 85,665